Financial Instruments - Schedule of Remaining Contractual Maturities of Financial Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Carrying Amount [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Payables	$ 126,286,413	$ 84,201,128
Lease liabilities	1,245,322	1,099,038
Non-derivative financial liabilities	127,531,735	85,300,166
Contractual cash flows [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Payables	(126,286,413)	(84,419,528)
Lease liabilities	(1,409,554)	(1,243,546)
Non-derivative financial liabilities	(127,695,967)	(85,663,074)
Within 1 year [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Payables	(126,286,413)	(84,419,528)
Lease liabilities	(646,325)	(482,915)
Non-derivative financial liabilities	(126,932,738)	(84,902,443)
After 1 year but within 5 years [Member]
Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Payables
Lease liabilities	(763,229)	(760,631)
Non-derivative financial liabilities	$ (763,229)	$ (760,631)